Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies Disclosure [Text Block]
22.	Commitments and Contingencies

22.1.	Operating leases

The Company leases its facilities and certain equipment under non-cancelable operating leases, which expire through 2016. Future minimum lease payments under operating leases due for the fiscal years ending December 31, 2014 are as follows:

In thousands of U.S. Dollars	December 31,
2015	841
2016	177
TOTAL	1,018

Rental expense for the years ended December 31, 2012, 2013 and 2014 was approximately $863,000, $759,000 and $844,000, respectively.

22.2.	Litigation

While we may be engaged in various claims and legal proceedings in the ordinary course of business, we are not involved (whether as a defendant or otherwise) in and we have no knowledge of any threat of, any litigation, arbitration or administrative or other proceeding that management believes will have a material adverse effect on our consolidated financial position or results of operations.

22.3.	Purchase Commitments

The Company has commitments to purchase to acquire services from Recipharm Pessac for a total of $22.5 million for a five year period commencing January 1, 2015 (see Note 6 Discontinued Operations) and to purchase one batch per year for the next five years of the generic pharmaceutical product it markets for $46,000 per year.